Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	$ 500,530	$ 424,916
Marketing services	395,374	306,987
Professional fees	238,228	170,215
Digital technology expenses	47,104	27,295
Distribution and commercial support expenses	33,818	19,695
Facilities and occupancy expenses	16,035	20,888
Supervisory board	11,829	9,724
Depreciation and amortization	7,079	3,149
Other expenses	117,060	72,468
Total Selling, general and administrative expenses	$ 1,367,057	$ 1,055,337	$ 711,905
Previously stated
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses			303,033
Marketing services			202,146
Professional fees			108,820
Digital technology expenses			20,408
Distribution and commercial support expenses			10,356
Facilities and occupancy expenses			11,264
Supervisory board			8,362
Depreciation and amortization			2,366
Other expenses			45,150
Total Selling, general and administrative expenses			$ 711,905